Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 4,983,074
Balance at end of year	6,511,779	$ 4,983,074
At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,821,296	4,644,320
Additions	3,097,535	2,206,276
Disposals	(54,075)	(29,300)
Balance at end of year	9,864,756	6,821,296
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,838,222	1,043,142
Depreciation	1,558,015	799,475
Disposals	(43,260)	(4,395)
Balance at end of year	3,352,977	1,838,222
Computing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	107,663
Balance at end of year	97,823	107,663
Computing Equipment [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	235,586	109,648
Additions	69,863	125,938
Balance at end of year	305,449	235,586
Computing Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	127,923	67,179
Depreciation	79,703	60,744
Balance at end of year	207,626	127,923
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	142,789
Balance at end of year	333,882	142,789
Software [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	378,733	279,970
Additions	371,281	98,763
Balance at end of year	750,014	378,733
Software [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	235,944	121,577
Depreciation	180,188	114,367
Balance at end of year	416,132	235,944
Field Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,096,420
Balance at end of year	4,576,557	3,096,420
Field Equipment [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,218,220	2,756,640
Additions	2,333,896	1,490,880
Disposals	(54,075)	(29,300)
Balance at end of year	6,498,041	4,218,220
Field Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,121,800	643,457
Depreciation	842,944	482,738
Disposals	(43,260)	(4,395)
Balance at end of year	1,921,484	1,121,800
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	124,642
Balance at end of year	96,129	124,642
Leasehold Improvements [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	215,172	215,172
Additions	16,685
Balance at end of year	231,857	215,172
Leasehold Improvements [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	90,530	47,844
Depreciation	45,198	42,686
Balance at end of year	135,728	90,530
Road [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,511,560
Balance at end of year	1,407,388	1,511,560
Road [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,773,585	1,282,890
Additions	305,810	490,695
Balance at end of year	2,079,395	1,773,585
Road [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	262,025	163,085
Depreciation	409,982	98,940
Balance at end of year	$ 672,007	$ 262,025